Barnes & Noble Education, Inc. Transactions - Additional Information (Detail) - B&N Education, LLC $ in Thousands	9 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($)	Apr. 30, 2016 USD ($)
Transaction Agreement [Line Items]
Accounts receivable	$ 5,246	$ 5,246
Discontinued Operations
Transaction Agreement [Line Items]
Fee charged for purchases of inventory and direct costs incurred	$ 22,673
Maximum
Transaction Agreement [Line Items]
Transition services agreement period		2 years
Minimum
Transaction Agreement [Line Items]
Tax matters agreement period		2 years